PROVISIONS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
PROVISIONS AND CONTINGENCIES
Schedule of provisions

	Rationalisation		Legal and other
	provisions	Metal-on-metal	provisions	Total
	$ million	$ million	$ million	$ million
At 1 January 2021	29	336	52	417
Charge to income statement	115	–	13	128
Release to income statement	(2)	–	(1)	(3)
Unwinding of discount	–	8	–	8
Utilised	(124)	(55)	(13)	(192)
Exchange adjustment	–	–	(1)	(1)
At 31 December 2021	18	289	50	357
Charge to income statement	169	19	19	207
Release to income statement	(2)	–	(5)	(7)
Unwinding of discount	–	7	–	7
Utilised	(154)	(76)	(6)	(236)
Exchange adjustment	(1)	–	–	(1)
At 31 December 2022	30	239	58	327
Provisions – due within one year	30	165	48	243
Provisions – due after one year	–	74	10	84
At 31 December 2022	30	239	58	327
Provisions – due within one year	18	263	41	322
Provisions – due after one year	–	26	9	35
At 31 December 2021	18	289	50	357